Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	As of December 31, 2021
	Momo	Tantan	Total
	RMB	RMB	RMB
Balance, as of January 1, 2020	22,130	4,338,480	4,360,610
Foreign exchange differences	—	(272,207)	(272,207)
Balance, as of December 31, 2020	22,130	4,066,273	4,088,403
Impairment loss	(22,130)	(3,971,300)	(3,993,430)
Foreign exchange differences	—	(94,973)	(94,973)

Balance, as of December 31, 2021	—	—	—